Earnings Per Common Share - Summary of Computation of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income available to common shareholders	$ 86,135	$ 81,012	$ 83,957
Denominator:
Weighted-average common shares outstanding	15,332,553	15,364,281	15,394,971
Effect of dilutive performance-based restricted stock units	72,607	40,459	18,861
Earnings per common share:	15,405,160	15,404,740	15,413,832
Earnings per common share:
Basic earnings per common share	$ 5.62	$ 5.27	$ 5.45
Diluted earnings per common share	$ 5.59	$ 5.26	$ 5.45